Leases (Tables)	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Lease

Balance sheet information related to ROU assets and lease liabilities are as follows:

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Operating lease right-of-use assets	$1,753,018	$1,835,921
Accumulated amortization of operating lease right-of-use assets	(764,035)	(729,897)
Operating lease right-of-use assets, net	$988,983	$1,106,024

Operating lease liabilities, current	$494,005	$473,116
Operating lease liabilities, non-current	495,750	633,249
Total operating lease liabilities	$989,755	$1,106,365

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Finance lease right-of-use assets	$182,986	$203,764
Accumulated amortization of finance lease right-of-use-assets	(11,766)	(9,286)
Finance lease right-of-use assets, net	$171,220	$194,478

Finance lease liabilities, current	$37,651	$36,277
Finance lease liabilities, non-current	109,001	127,834
Total Finance lease liabilities	$146,652	$164,111

The weighted average remaining lease terms and discount rates for the operating lease and finance lease as of September 30, 2025 and March 31, 2025 are as follows:

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)
Operating lease	1.97	2.34
Finance lease	3.62	4.11
Weighted average discount rate (1)
Operating lease	4.52%	4.77%
Finance lease	6.16%	6.15%

(1)	The weighted-average discount rate is calculated on the basis of both (i) the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date; and (ii) the remaining balance of the lease payments for each lease as of the reporting date. The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

The components of lease expenses for the six months ended September 30, 2025 and 2024 are as follows:

	For the six months ended September 30,
	2025	2024
Operating lease:
Operating lease expense	$347,608	$293,719
Short-term lease expense	37,958	22,314
Total operating lease expenses	385,566	316,033
Finance leases:
Amortization expense	23,609	2,326
Interest expense	4,942	372
Total finance lease expenses	28,551	2,698
Total lease expenses	$414,117	$318,731

Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases

The following table summarizes the maturity of lease liabilities and future minimum payments of leases as of September 30, 2025:

	Operating lease	Finance lease
Twelve months ending September 30,
2026	$526,244	$45,686
2027	476,992	45,686
2028	28,873	42,206
2029	-	30,349
Total lease payments	1,032,109	163,927
Less: imputed interest	(42,354)	(17,275)
Total lease liabilities	$989,755	$146,652